COMMITMENTS (Details 2) - USD ($)	Mar. 31, 2016	Dec. 31, 2015
Future minimum office lease payments
December 31, 2016	$ 25,000	$ 34,000
December 31, 2017	35,000	35,000
December 31, 2018	21,000	21,000
Total	$ 81,000	$ 90,000